Investments - Net Realized Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 0.1	$ 5.5	$ 0.6
Total net realized gains	0.1	5.5	0.5
Fixed maturity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	0.0	4.4	0.3
Net realized losses related to other-than-temporary impairments	0.0	0.0	(0.1)
Equity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	0.1	0.4	0.0
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 0.0	0.7	$ 0.3
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other		$ 5.3